Provisions (Details) - Schedule of Changes in Provisions - CAD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Schedule of Changes in Provisions [Abstract]
Balance	$ 878,144
Balance		878,144
New provisions		1,652,216
Revision of estimations	(8,736)	(287,021)
Provisions utilized	$ (869,408)	$ (487,051)